Non-controlling Interest	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Non-controlling Interest

10. Non-controlling Interest

On July 5, 2023, the Company acquired an 60% equity interest in the newly incorporated entity Drykon for a consideration of $6,780 in cash. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman for a consideration of $4,520 in cash. An agreement has been signed, between the shareholders of Drykon where all matters about Drykon’s, structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Drykon, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Drykon and are considered by the management to be participating rights rather than protective in nature.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

10. Non-controlling Interest - Continued:

On May 9, 2024, the Company acquired an 60% equity interest in the newly incorporated entity Accuship. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman. An agreement has been signed in June, between the shareholders of Accuship where all matters about Accuship’s, structure, operations and governance are determined and agreed in writing. As per the agreement, the company's contribution consisted of a $7,320 cash payment and the issuance of 267,857 restricted common shares, while the entity related to our Chief Executive Officer and Chairman contributed $5,880 in cash. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Accuship, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Accuship and are considered by the management to be participating rights rather than protective in nature.

Based on the above and the relevant guidance under ASC 810 “Consolidation”, management has assessed that Drykon and Accuship are considered as VIEs (Variable Interest Entity). Further, management assessed that Pyxis has a controlling variable interest in these VIEs thus, Pyxis should consolidate Drykon and Accuship.

For the year ended December 31, 2023 and 2024, joint ventures recorded a net loss of $502 (for Drykon) and $903 (in aggregate for Drykon and Accuship), respectively, of which $201 and $361 is attributable to NCI, respectively.

	2023	2024
Balance, January 1,	$—	$4,319
Non-controlling interest contribution in Drykon Maritme Corp.	4,520	—
Non-controlling interest contribution in Accuship Maritme Ltd.	—	5,880
Drykon Maritme Corp. loss attributable to non-controlling interest (40%)	(201)	(216)
Accuship Maritme Ltd. loss attributable to non-controlling interest (40%)	—	(145)
Deemed dividend to Accuship Maritme Ltd. (from Konkar Venture acquisition)	—	(3,550)
Balance, December 31,	$4,319	$6,288